SCHEDULE OF WARRANTS (Details) - Warrant [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrants, Begining balance	65,230,919	75,127,744	75,127,744	75,527,744
Warrants, Issued	183,666,660	5,714,286	5,714,286	21,540,438
Warrants, Exercised				(21,540,438)
Warrants, Expired/Cancelled			(15,611,111)	(400,000)
Warrants, Ending balance	248,897,579	80,842,030	65,230,919	75,127,744